PRC statutory reserves	12 Months Ended
Dec. 31, 2018
PRC statutory reserves

Under the relevant PRC laws and regulations, the PRC subsidiaries are required to appropriate a certain percentage of their respective net income to two statutory funds i.e. the statutory reserve fund and the statutory staff welfare fund. The PRC subsidiaries can also appropriate certain amount of its net income to the enterprise expansion fund.

(i)	Statutory reserve fund

Pursuant to applicable PRC laws and regulations, the PRC subsidiaries are required to allocate at least 10% of its net income to the statutory reserve fund until such fund reaches 50% of its registered capital. The statutory reserve fund can be utilised upon the approval by the relevant authorities, to offset accumulated losses or to increase its registered capital, provided that such fund be maintained at a minimum of 25% of its registered capital.

Under the PRC laws and regulations, the PRC subsidiaries are restricted in their ability to transfer certain of its net assets in the form of dividend payments, loans or advances. The amounts restricted include paid-in capital and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling US$3,174,000 as at December 31, 2018 (2017: US$3,520,000 and 2016: US$3,520,000).

(ii)	Statutory staff welfare fund

Pursuant to applicable PRC laws and regulations, the PRC subsidiaries are required to allocate certain amount of its net income to the statutory staff welfare fund determined by it. The statutory staff welfare fund can only be used to provide staff welfare facilities and other collective benefits to its employees. This fund is non-distributable other than upon liquidation of the PRC subsidiaries.

(iii)	Enterprise expansion fund

The enterprise expansion fund shall only be used to make up losses, expand the PRC subsidiaries’ production operations, or increase the capital of the subsidiaries. The enterprise expansion fund can be utilised upon approval by relevant authorities, to convert into registered capital and issue bonus capital to existing investors, provided that such fund be maintained at a minimum of 25% of its registered capital.

ZHEJIANG TIANLAN
PRC statutory reserves

Under the relevant PRC laws and regulations, the Group is required to appropriate a certain percentage of its respective net income to two statutory funds, namely the statutory reserve fund and the statutory staff welfare fund.

(i)	Statutory reserve fund

Pursuant to applicable PRC laws and regulations, the Group is required to allocate at least 10% of its net income to the statutory reserve fund until such fund reaches 50% of its registered capital. The statutory reserve fund can be utilised upon the approval by the relevant authorities, to offset accumulated losses or to increase its registered capital, provided that such fund be maintained at a minimum of 25% of its registered capital.

(ii)	Statutory staff welfare fund

Pursuant to applicable PRC laws and regulations, the Group is required to allocate certain amount of its net income to the statutory staff welfare fund determined by them. The statutory staff welfare fund can only be used to provide staff welfare facilities and other collective benefits to its employees. This fund is non-distributable other than upon liquidation of the Group.